Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	RXi Pharmaceuticals Corp
Entity Central Index Key	0001533040
Document Type	S-1
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company

Condensed Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2010 Predecessor
Current assets:
Cash and cash equivalents	$ 357	[1]	$ 556	[2]	$ 6,891	$ 6,891
Due from parent	597		597
Prepaid expenses and other current assets	58		186			150
Total current assets	1,012		1,339			7,041
Equipment and furnishings, net of accumulated depreciation and amortization of and $646 and $491, in 2011 and 2010, respectively	315		355			419
Other assets						16
Total assets	1,327		1,694			7,476
Current liabilities:
Accounts payable	747		387			724
Accrued expense and other current liabilities	537		544			1,113
Deferred revenue	797		816
Current maturities of capital lease obligations	18		29			51
Derivatives potentially settleable in cash						3,138
Total current liabilities	2,099		1,776			5,026
Convertible notes payable	1,000		500
Capital lease obligations, net of current maturities	5		5			20
Total liabilities	3,104		2,281			5,046
Commitments and contingencies (Notes 7, and 11)
Stockholder's deficit and divisional equity:
Preferred stock, $0.0001 par value, 10,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.0001 par value, 1,500,000,000 shares authorized; 100,439,841 issued and outstanding at March 31, 2012,December 31, 2011 and December 31, 2010, respectively	10		10
Additional paid-in capital	4,416		3,680
Deficit accumulated during the developmental stage	(6,203)		(4,277)
Total stockholder's deficit	(1,777)		(587)		2,430
Total divisional equity						2,430
Total liabilities and stockholder's deficit	$ 1,327		$ 1,694			$ 7,476

[1]	The statement of cash flow for the period from January 1, 2003 (date of inception) to March 31, 2012 include the cash flows of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with the cash flows of RXi (Registrant) for the period September 24, 2011 to March 31, 2012.
[2]	The statements of cash flows for the years ended December 31, 2011 and for the period from January 1, 2003 (date of inception) to December 31, 2011 include the cash flows of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with cash the flows of RXi (Registrant) for the period September 24, 2011 to December 31, 2011.

Condensed Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Predecessor
Accumulated depreciation and amortization of equipment and furnishings		$ 646	$ 491
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares issued	100,439,841	100,439,841	100,439,841
Common stock, shares outstanding	100,439,841	100,439,841	100,439,841

Condensed Statements of Expenses (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended	108 Months Ended		3 Months Ended	12 Months Ended	108 Months Ended	3 Months Ended	12 Months Ended	108 Months Ended	3 Months Ended	12 Months Ended	111 Months Ended		3 Months Ended	12 Months Ended	111 Months Ended	3 Months Ended	12 Months Ended	111 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2011		Mar. 31, 2012 Research and Development Expense	Dec. 31, 2011 Research and Development Expense	Dec. 31, 2011 Research and Development Expense	Mar. 31, 2012 General and Administrative Expense	Dec. 31, 2011 General and Administrative Expense	Dec. 31, 2011 General and Administrative Expense	Mar. 31, 2011 Predecessor	Dec. 31, 2010 Predecessor	Mar. 31, 2012 Predecessor		Mar. 31, 2011 Predecessor Research and Development Expense	Dec. 31, 2010 Predecessor Research and Development Expense	Mar. 31, 2012 Predecessor Research and Development Expense	Mar. 31, 2011 Predecessor General and Administrative Expense	Dec. 31, 2010 Predecessor General and Administrative Expense	Mar. 31, 2012 Predecessor General and Administrative Expense
Expenses:
Research and development expenses	$ 1,017	$ 6,190	$ 32,873	[1]							$ 1,941	$ 6,046	$ 33,890	[2]
Stock-based compensation expense	214	2,109	17,966	[3]	38	513	2,920 [1]	77	1,675	9,060 [1]	1,314	4,368			246	1,084	2,958 [2]	1,099	2,541	9,137 [2]
Research and development non-employee stock-based compensation expense (income)	99	(79)	5,984	[1]							(31)	743	6,083	[2]
Fair value of Parent Company common stock issued in exchange for licensing rights			3,954	[1]									3,954	[2]
Total research and development expense	1,154	6,624	45,731	[1]							2,156	7,873	46,885	[2]
General and administrative expense	674	4,357	25,467	[1]							1,921	5,493	26,141	[2]
Fair value of Parent Company common stock and common stock warrants issued in exchange for general and administrative expenses		114	2,689	[1]							99	718	2,689	[2]
Total general and administrative expense	751	6,146	37,216	[1]							3,119	8,752	37,967	[2]
Loss from operations	(1,905)	(12,770)	(82,947)	[1]							(5,275)	(16,625)	(84,852)	[2]
Interest income (expense)	(22)		628	[1]							(1)	5	606	[2]
Other income, net	1	2,551	6,316	[1]							1,435	4,627	6,317	[2]
Loss before provision for income taxes		(10,219)	(76,003)	[1]								(11,993)
Provision for income taxes				[1]
Net loss	$ (1,926)	$ (10,219)	$ (76,003)	[1],[3]							$ (3,841)	$ (11,993)	$ (77,929)	[2]
Basic and diluted loss per share	$ (0.04)	$ (0.28)									$ (0.19)	$ (0.67)
Weighted average common shares outstanding: basic and diluted	47,967,499	36,334,413									20,316,170	17,833,381

[1]	The statement of expenses for the year ended December 31, 2011 and for the period from January 1, 2003 (date of inception) to December 31, 2011 includes the results of operations of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with the results of operations of RXi (Registrant) for the period September 24, 2011 to December 31, 2011.
[2]	The statement of expenses for the period from January 1, 2003 (date of inception) to March 31, 2012 includes the results of operations of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011($73,466) combined with the results of operations of RXi (Registrant) for the period September 24, 2011 to March 31, 2012 ($4,463).
[3]	The statements of cash flows for the years ended December 31, 2011 and for the period from January 1, 2003 (date of inception) to December 31, 2011 include the cash flows of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with cash the flows of RXi (Registrant) for the period September 24, 2011 to December 31, 2011.

Condensed Statements of Expenses (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended	105 Months Ended
	Mar. 31, 2012	Sep. 23, 2011 Predecessor
Combined results of operation	$ 4,463	$ 73,466

Statements of Stockholders' Defecit/Divisional Equity (USD $) In Thousands, except Share data		Total		Predecessor		Common Stock	Additional Paid-in-Capital	Deficit Accumulated Since Incorporation	Divisional Equity Predecessor	Parent Company's Net Deficit Predecessor
Balance at Dec. 31, 2002
Balance, shares at Dec. 31, 2002
Net loss		(89)								(89)
Balance at Dec. 31, 2003		(89)								(89)
Balance, shares at Dec. 31, 2003
Balance at Dec. 31, 2002
Balance, shares at Dec. 31, 2002
Reclassification of derivative liability upon elimination of obligation	[1]	9,249
Net loss		(77,929)	[1]	(77,929)	[2]
Balance at Mar. 31, 2012		(1,777)
Balance at Dec. 31, 2003		(89)								(89)
Balance, shares at Dec. 31, 2003
Net transactions with Parent Company		2,393								2,393
Net loss		(3,272)								(3,272)
Balance at Dec. 31, 2004		(968)								(968)
Balance, shares at Dec. 31, 2004
Balance at Jan. 11, 2005
Net transactions with Parent Company		2,727								2,727
Net loss		(2,209)								(2,209)
Balance at Dec. 31, 2005		(450)								(450)
Balance, shares at Dec. 31, 2005
Net transactions with Parent Company		2,587								2,587
Net loss		(2,405)								(2,405)
Balance at Dec. 31, 2006		(268)								(268)
Balance, shares at Dec. 31, 2006
Balance at Dec. 31, 2006		2
Balance at Apr. 03, 2006
Balance, shares at Apr. 03, 2006
Cash contributions from Parent Company		2							2
Balance at Dec. 31, 2006		(268)
Balance, shares at Dec. 31, 2006
Balance at Dec. 31, 2006		2							2
Non-cash equity adjustments from Parent Company, net		4,318							4,318
Stock-based compensation expense		1,814							1,814
Cash contributions from Parent Company		15,679							15,679
Net loss		(10,990)							(10,990)
Balance at Dec. 31, 2007		10,823							10,823
Balance, shares at Dec. 31, 2007
Non-cash equity adjustments from Parent Company, net		750							750
Stock-based compensation expense		3,824							3,824
Cash contributions from Parent Company		7,944							7,944
Net loss		(14,373)							(14,373)
Balance at Dec. 31, 2008		8,968							8,968
Balance, shares at Dec. 31, 2008
Non-cash equity adjustments from Parent Company, net		(1,756)							(1,756)
Stock-based compensation expense		4,202							4,202
Cash contributions from Parent Company		7,714							7,714
Net loss		(18,387)							(18,387)
Balance at Dec. 31, 2009		741							741
Balance, shares at Dec. 31, 2009
Non-cash equity adjustments from Parent Company, net		(2,326)							(2,326)
Stock-based compensation expense		4,368							4,368
Cash contributions from Parent Company		11,640							11,640
Net loss		(11,993)		(11,993)					(11,993)
Balance at Dec. 31, 2010		2,430							2,430
Net loss				(3,841)
Balance at Mar. 31, 2011
Balance at Dec. 31, 2010		2,430							2,430
Balance, shares at Dec. 31, 2010
Non-cash equity adjustments from Parent Company, net		(8,083)							(8,083)
Cash contributions to Parent Company, net		369							369
Stock-based compensation expense		1,987							1,987
Reclassification of derivative liability upon elimination of obligation		9,249							9,249
Net loss - Predecessor (RNAi)		(7,682)							(7,682)
Recapitalization of divisional deficit						10		(1,740)	1,730
Recapitalization of divisional deficit, shares						100,439,841
Stock-based compensation		122					122
Cash contributions from Parent Company		1,500					1,500
Expenses paid by parent company		2,058					2,058
Net loss		(10,219)						(2,537)
Balance at Dec. 31, 2011		$ (587)				$ 10	$ 3,680	$ (4,277)
Balance, shares at Dec. 31, 2011						100,439,841

[1]	The statement of cash flow for the period from January 1, 2003 (date of inception) to March 31, 2012 include the cash flows of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with the cash flows of RXi (Registrant) for the period September 24, 2011 to March 31, 2012.
[2]	The statement of expenses for the period from January 1, 2003 (date of inception) to March 31, 2012 includes the results of operations of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011($73,466) combined with the results of operations of RXi (Registrant) for the period September 24, 2011 to March 31, 2012 ($4,463).

Condensed Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended	108 Months Ended		111 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2012		Dec. 31, 2011	Dec. 31, 2011		Mar. 31, 2012		Mar. 31, 2011 Predecessor	Dec. 31, 2010 Predecessor
Cash flows from operating activities:
Net loss	$ (1,926)		$ (10,219)	$ (76,003)	[1],[2]	$ (77,929)	[3]	$ (3,841)	$ (11,993)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	40		163	664	[1]	704	[3]	37	172
Loss on disposal of equipment			40	52	[1]	52	[3]
Non-cash rent expense				29	[1]	29	[3]
Accretion and receipt of bond discount				35	[1]	35	[3]
Non-cash share-based compensation	214		2,109	17,966	[1]	18,180	[3]	1,314	4,368
Loss on exchange of equity instruments			900	900	[1]	900	[3]
Fair value of Parent Company's shares mandatorily redeemable for cash upon exercise of warrants				(785)	[1]	(785)	[3]		(785)
Fair value of Parent Company derivatives issued in exchange for services			91	2,385	[1]	2,385	[3]	76	718
Fair value of Parent Company's common stock issued in exchange for services			23	304	[1]	304	[3]	23
Change in fair value of derivatives of Parent Company issued in connection with various equity financings			(3,413)	(5,604)	[1]	(5,604)	[3]	(1,435)	(3,049)
Fair value of Parent Company's common stock issued in exchange for licensing rights				3,954	[1]	3,954	[3]
Changes in assets and liabilities:
Prepaid expenses and other assets	128		(20)	(170)	[1]	(42)	[3]	(133)	(30)
Accounts payable	360		(337)	387	[1]	747	[3]	2	99
Due to former Parent Company				(207)	[1]	(207)	[3]
Deferred revenue	(19)		816	816	[1]	797	[3]
Accrued expenses and other current liabilities	(6)		(142)	1,178	[1]	1,172	[3]	930	243
Net cash used in operating activities	(1,209)		(9,989)	(54,099)	[1]	(55,308)	[3]	(3,027)	(10,257)
Cash flows from investing activities:
Purchase of short-term investments				(37,532)	[1]	(37,532)	[3]		(5,990)
Maturities of short-term investments				37,497	[1]	37,497	[3]		5,990
Cash paid for purchase of equipment and furnishings			(59)	(745)	[1]	(745)	[3]	(40)	(106)
Disposal of equipment and furnishings				(1)	[1]	(1)	[3]
Cash refunded (paid) for lease deposit				(45)	[1]	(45)	[3]
Net cash used in investing activities			(59)	(826)	[1]	(826)	[3]	(40)	(106)
Cash flows from financing activities:
Cash contributions from Parent Company, net	522		3,330	55,224	[1]	55,746	[3]	7,314	11,640
Proceeds from issuance of convertible notes payable	500		500	500	[1]	1,000	[3]
Repayments of capital lease obligations	(12)		(117)	(243)	[1]	(255)	[3]	(23)	(70)
Net cash provided by financing activities	1,010		3,713	55,481	[1]	56,491	[3]	7,291	11,570
Net (decrease) increase in cash and cash equivalents	(199)		(6,335)	556	[1]	357	[3]	4,224	1,207
Cash and cash equivalents at the beginning of period	556	[1]	6,891					6,891	5,684
Cash and cash equivalents at end of period	357	[3]	556 [1]	556	[1]	357	[3]	11,115	6,891
Supplemental disclosure of cash flow information:
Cash received during the period for interest				724	[1]	724	[3]
Cash paid during the period for interest			1	8	[1]	8	[3]	1
Supplemental disclosure of non-cash investing and financing activities:
Settlement of corporate formation expenses in exchange for Parent Company common stock				978	[1]	978	[3]
Fair value of derivatives issued in connection with Parent Company common stock			8,722	14,051	[1]	14,051	[3]	4,212	2,466
Fair value of parent company shares mandatorily redeemable for cash upon the exercise of warrants				785	[1]	785	[3]		785
Allocation of management expenses				551	[1]	551	[3]
Equipment and furnishings exchanged for parent company common stock				48	[1]	48	[3]
Equipment and furnishings acquired through capital lease			80	277	[1]	277	[3]	44	53
Value of Parent Company restricted stock units and common stock issued in lieu of bonuses included in accrued expenses			427	474	[1]	427	[3]	427
Reclassification of derivative liability upon elimination of obligation			9,249	9,249	[1]	9,249	[3]
Value of parent company restricted stock units issued in lieu of cash bonuses				207	[1]	207	[3]		207
Non-cash lease deposit				$ 50	[1]	$ 50	[3]

[1]	The statements of cash flows for the years ended December 31, 2011 and for the period from January 1, 2003 (date of inception) to December 31, 2011 include the cash flows of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with cash the flows of RXi (Registrant) for the period September 24, 2011 to December 31, 2011.
[2]	The statement of expenses for the year ended December 31, 2011 and for the period from January 1, 2003 (date of inception) to December 31, 2011 includes the results of operations of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with the results of operations of RXi (Registrant) for the period September 24, 2011 to December 31, 2011.
[3]	The statement of cash flow for the period from January 1, 2003 (date of inception) to March 31, 2012 include the cash flows of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with the cash flows of RXi (Registrant) for the period September 24, 2011 to March 31, 2012.

Nature of Business	12 Months Ended
Dec. 31, 2011
Nature of Business [Abstract]
Nature of Business

1. Nature of Business

Prior to April 13, 2011, Galena Biopharma, Inc. (“Galena” or the “Parent Company”) (formerly known as RXi Pharmaceuticals Corporation) engaged primarily in conducting discovery research and preclinical development activities based on RNAi, and Galena’s financial statements for periods through April 13, 2011 primarily reflected assets, liabilities and results of operations attributable to Galena’s RNAi-based assets, liabilities and results of operations. On April 13, 2011, Galena broadened its strategic direction by adding the development and commercialization of cancer therapies that utilize peptide-based immunotherapy products, including a main product candidate, NeuVax, for the treatment of various cancers. On September 24, 2011, Galena contributed to RXi Pharmaceuticals Corporation (“RXi,” “Registrant,” or the “Company”), a newly formed subsidiary of Galena, substantially all of Galena’s RNAi-related technologies and assets. The newly formed RXi was incorporated on September 8, 2011 with the issuance of 100 initial shares at a price of $0.01 per share for total consideration of $1.00.

Accordingly, the historical financial information for the fiscal years ended December 31, 2011 and 2010, as well as the cumulative period from inception (January 1, 2003) through December 31, 2011, has been “carved out” of the financial statements of Galena, as our “Predecessor,” for such periods, and includes activities through September 23, 2011. Such financial information is limited to Galena’s RNAi-related activities, assets and liabilities only, and excludes activities, assets and liabilities that are attributable to Galena’s cancer therapy activities. The financial information for the periods ended December 31, 2011 also includes the results of RXi for the period from September 24, 2011 to December 31, 2011. RXi was formed on September 8, 2011 and was not engaged in any activities other than its initial incorporation from September 8, 2011 to September 23, 2011.

The carved-out financial information includes both direct and indirect expenses. The historical direct expenses consist primarily of the various costs for technology license agreements, sponsored research agreements and fees paid to scientific advisors, and employees directly involved in RNAi-related activities. Indirect expenses represent expenses incurred by Galena on behalf of the RNAi business that have been allocated to the RNAi business. The indirect expenses are based upon (1) estimates of the percentage of time spent by individual Galena employees working on RNAi business matters and (2) allocations of various expenses associated with each employee including salary, benefits, rent associated with an employee’s office space, accounting and other general and administrative expenses. The percentage of time spent by individual Galena employees was then multiplied by the allocation of various expenses associated with those employees to develop an allocation of expense per employee and the sum of such allocations for these employees equals the total expense allocable to the RNAi business and reflected in the carved-out financial statements.

Management believes the assumptions underlying the allocations of indirect expenses in the carve-out financial information are reasonable; however, the financial position, results of operations, and cash flows may have been materially different if the RNAi business had operated as a stand-alone entity for the year ended December 31, 2011.

The financial statements reflect the recapitalization of our Predecessor’s divisional deficit as of September 24, 2011, the date Galena contributed assets to RXi. The recapitalization on September 24, 2011 reflects the elimination of the Predecessor’s divisional deficit of $1,730,000 and the issuance of 100,439,841 shares of RXi common stock, par value $0.0001, with a corresponding charge of $1,740,000 to deficit accumulated since incorporation and increase in par value of $10,000. No amounts were reflected in additional paid-in capital due to the divisional deficit at the date of the recapitalization.

RXi was formed on September 8, 2011 and was not engaged in any activities other than its initial incorporation from September 8, 2011 to September 23, 2011. The RNAi business operated as a division of Galena prior to September 24, 2011. The balance of $4,277,000 in deficit accumulated since incorporation at December 31, 2011 includes RXi’s net loss of $2,537,000 for the period September 24, 2011 to December 31, 2011 and the Predecessor’s cumulative net loss of $73,466,000 through September 23, 2011 offset by cash and non-cash equity transactions of $71,726,000.

To date, RXi’s principal activities including that of its Predecessor have consisted of conducting discovery research and preclinical development activities utilizing the RNAi therapeutic platform, acquiring RNAi technologies and patent rights through exclusive, co-exclusive and non-exclusive licenses, recruiting an RNAi-focused management and scientific/clinical advisory team, capital raising activities and conducting business development activities aimed at establishing research and development partnerships with pharmaceutical and larger biotechnology companies.

The Company and its Predecessor have not generated any revenues since inception nor are any revenues expected for the foreseeable future and as such the Company is considered a development stage company for accounting purposes. The Company expects to incur significant operating losses for the foreseeable future while the Company advances its future product candidates from discovery through preclinical studies and clinical trials and seeks regulatory approval and potential commercialization, even if the Company is collaborating with pharmaceutical and larger biotechnology companies. The Company will need to generate significant revenues to achieve profitability and may never do so.

On September 24, 2011, RXi entered into a contribution agreement with Galena pursuant to which:

•

Galena assigned and contributed to us substantially all of its RNAi-related technologies and assets, which consist primarily of novel RNAi compounds and licenses from Dharmacon, Inc., Northwestern University, the Carnegie Institute of Washington, and the University of Massachusetts Medical School relating to its RNAi technologies, as well as the lease of its Worcester, Massachusetts laboratory facility, fixed assets and other equipment located at the facility and its employment arrangements with certain scientific, corporate and administrative personnel who have become our employees, as well as research grants from the National Institute of Neurological Disorders and Stroke, National Institute of Allergy and Infectious Diseases, and the National Institute of General Medical Sciences of approximately $800,000 that are subject to the approval of the granting institutions which was received in 2012; and

•

RXi agreed to assume certain recent accrued expenses of the RXI-109 development program and all future obligations under the contributed licenses, employment arrangements and other agreements, and RXi agreed to make future milestone payments to Galena of up to $45 million, consisting of two one-time payments of $15 million and $30 million, respectively, if RXi achieves annual net sales equal to or greater than $500 million and $1 billion, respectively, of any covered products that may be developed with the contributed RNAi technologies.

On September 24, 2011, RXi entered into a securities purchase agreement with Galena, Tang Capital Partners, LP (“TCP”) and RTW Investments, LLC (“RTW”) pursuant to which:

•

TCP and RTW agreed to purchase a total of 9,500 shares of RXi’s Series A Convertible Preferred Stock (the “Series A Preferred Stock”), for an aggregate purchase price of $9,500,000, at the closing of the spin-off transaction (see below) and to lend RXi up to $1,500,000 to fund RXi’s operations prior to the closing, with the outstanding principal and accrued interest on the loan to be converted into Series A Preferred Stock at the closing, at a conversion price of $1,000 per share, and such conversion will be applied to the $9,500,000 total investment by TCP and RTW;

•

RXi agreed that the Series A Preferred Stock will be convertible by TCP or RTW at any time into shares of RXi common stock, except to the extent that the holder would own more than 9.999% of the shares of RXi common stock outstanding immediately after giving effect to such conversion. Without regard to this conversion limitation, the shares of the Series A Preferred Stock to be held by TCP and RTW would be convertible into shares of RXi common stock representing approximately 83% of the fully-diluted shares of RXi common stock upon the completion of the spin-off transaction;

•	Galena contributed $1.5 million of cash to RXi;

•	Galena agreed to distribute to its stockholders 8% of the fully-diluted shares of common stock of RXi that will be outstanding immediately upon the completion of the spin-off transaction; and

•

RXi agreed to reimburse, upon completion of the spin-off transaction, Galena for up to a total of $300,000, and TCP and RTW for a total of up to $100,000, of transaction costs relating to the contribution agreement with Galena, the securities purchase agreement summarized above and the transactions contemplated by those agreements.

As of April 27, 2012, the date of completion of RXi’s spin-off from Galena, TCP and RTW had advanced $1,000,000 to RXi under the bridge loan arrangement. As of December 31, 2011, the Company had received $500,000 of the bridge loan from TCP and RTW. This amount is classified as long-term on the balance sheet as of December 31, 2011, as the amount was subsequently converted into preferred stock. On April 27, 2012, the Company issued 9,500 of Series A Preferred Stock to TCP and RTW upon the conversion of the $1,026,736 principal and accrued interest under the bridge notes and the receipt of the remaining $8,473,624 from TCP and RTW, as provided for in the securities purchase agreement. At the closing of the spin-off transaction, RXi reimbursed Galena and TCP $300,000 and $100,000, respectively, for transaction related expenses. The Company believes that the cash received from the securities purchase agreement should be sufficient to fund RXi’s operations into the second quarter of 2013. In the future, RXi will be dependent on obtaining funding from third parties, such as proceeds from the sale of equity, funded research and development programs and payments under partnership and collaborative agreements, in order to maintain RXi’s operations and meet RXi’s obligations to licensors. There is no guarantee that debt, additional equity or other funding will be available to the Company on acceptable terms, or at all. If the Company fails to obtain additional funding when needed, RXi would be forced to scale back, or terminate the Company operations or to seek to merge with or to be acquired by another company.

As part of the transactions contemplated by the contribution and securities purchase agreements, on September 24, 2011, RXi entered into an agreement with Advirna, LLC (“Advirna”), a company affiliated with the Company’s former Senior Vice President and Chief Scientific Officer, pursuant to which:

•

Advirna assigned to RXi its existing patent and technology rights related to sd-rxRNA technology in exchange for RXi’s agreement to pay Advirna an annual $100,000 maintenance fee and a one-time $350,000 milestone payment upon the future issuance of the first patent with valid claims covering the assigned patent and technology rights;

•	RXi will also be required to pay a 1% royalty to Advirna for any licensing revenue received by RXi with respect to future licensing of the assigned Advirna patent and technology rights;

•	RXi has granted back to Advirna a license under the assigned patent and technology for fields of use outside the fields of human therapeutics and diagnostics; and

•

RXi issued to Advirna, upon the completion of the spin-off transaction, shares of RXi’s common stock equal to approximately 5% of the fully diluted shares of RXi common stock assuming the conversion in full of all outstanding Series A Preferred Stock.

On September 24, 2011, RXi entered into employment agreements with Anastasia Khvorova, Ph.D., and Pamela Pavco, Ph.D., pursuant to which:

•	Dr. Khvorova served until April 27, 2012, as RXi’s Senior Vice President and Chief Scientific Officer; and

•

Dr. Pavco serves as RXi’s Senior Vice President of Pharmaceutical Development and is entitled to a grant of stock options to purchase 2% of RXi’s fully-diluted shares of common stock immediately after the spin-off transaction, at an exercise price per share to be determined based on the fair value of RXi common stock at the date of grant.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Description of Business and Basis of Presentation/Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation — For the period from January 1, 2003 (date of inception) to December 31, 2006, the Predecessor financial information consists of various transactions of CytRx Corporation (“CytRx”) which were identified as direct expenses related to RNAi therapeutics and disaggregated (“carved out”) from CytRx’s financial statements. In addition, various indirect costs related to RNAi therapeutics (mainly senior management and accounting) were estimated and included as part of the Predecessor carved-out financial information. For the period from April 3, 2006 (date of incorporation of Galena) through December 31, 2007, Galena was operating as a subsidiary of CytRx. CytRx is the former parent of Galena. Galena was formed by CytRx and four prominent RNAi researchers to pursue the development of proprietary therapeutics based on RNAi for the treatment of human diseases. The financial information for the period from April 3, 2006 (date of incorporation of Galena) to December 31, 2011 was compiled from Galena’s books and records through September 23, 2011, and includes an allocation in 2007 of indirect costs from CytRx for overhead and general administrative costs provided through December 31, 2007 (that have been allocated based upon estimates developed by CytRx’s management and include corporate salaries, benefits, accounting, rent and other general and administrative expenses). There are no Predecessor financial statements for the period from April 3, 2006 (date of incorporation of Galena) to December 31, 2006 as there was no activity. In addition, the financial information for the periods ended December 31, 2011 also includes the results of RXi, the registrant, for the period from September 24, 2011 to December 31, 2011. RXi was formed on September 8, 2011 and was not engaged in any activities other than its initial incorporation from September 8, 2011 to September 23, 2011. RXi’s net loss for the period September 24, 2011 to December 31, 2011, included in the financial information for the periods ended December 31, 2011, was $2,537,000.

In January 2012, the Company amended its by-laws to increase its authorized common shares from 1,000 shares to 1,500,000,000 shares and to provide for the authorization of 10,000,000 shares of preferred stock. On April 26, 2012, the Board of Directors declared a 1,004,397.41 for 1 split in the form of a stock dividend of the Company’s common stock resulting in the distribution on April 26, 2012 of 100,439,841 additional shares to Galena, the Company’s sole stockholder on the record date for the distribution. Contemporaneously, Galena distributed 66,959,894 shares of RXi common stock to its shareholders. Amounts per share and the number of common and preferred shares in the accompanying financial statements have been adjusted to give retroactive effect to the stock split and amount of authorized shares for all periods presented.

Uses of estimates in preparation of financial statements — The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ materially from those estimates.

Cash and Cash Equivalents — The Company considers all highly-liquid debt instruments with an original maturity of 90 days or less to be cash equivalents. Cash equivalents consist primarily of amounts invested in money market accounts.

Fair Value of Financial Instruments — The carrying amounts reported in the balance sheet for cash equivalents, accounts payable, capital leases and convertible notes payable approximate their fair values due to their short-term nature and market rates of interest.

Equipment and Furnishings — Equipment and furnishings are stated at cost and depreciated using the straight-line method based on the estimated useful lives (generally three to five years for equipment and furniture) of the related assets.

Depreciation and amortization expense for the years ended December 31, 2011 and 2010 was approximately $163,000 and $172,000, respectively.

Impairment of Long-Lived Assets — The Company reviews long-lived assets, including finite lived intangible assets, for impairment on an annual basis, as of December 31, or on an interim basis if an event occurs that might reduce the fair value of such assets below their carrying values. An impairment loss would be recognized based on the difference between the carrying value of the asset and its estimated fair value, which would be determined based on either discounted future cash flows or other appropriate fair value methods. The Company believes no impairment existed as of December 31, 2011 and 2010.

Patents and Patent Application Costs — Although the Company believes that its patents and underlying technology have continuing value, the amount of future benefits to be derived from the patents is uncertain. Patent costs are, therefore, expensed as incurred.

Stock-based Compensation — Stock-based compensation was allocated to the RXi Pharmaceuticals Corporation and Predecessor carved-out financial statements in a similar manner as other indirect expenses.

RXi and Galena follow the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 718, “Compensation — Stock Compensation” (“ASC 718”), which requires the measurement and recognition of compensation expense for all stock based payment awards made to employees and non-employee directors, including employee stock options. Stock compensation expense based on the grant date fair value estimated in accordance with the provisions of ASC 718 is recognized as an expense over the requisite service period.

For stock options granted as consideration for services rendered by non-employees, the Company recognizes compensation expense in accordance with the requirements of FASB ASC Topic 505-50 (“ASC 505-50”), “Equity Based Payments to Non-Employees”. Non-employee option grants that do not vest immediately upon grant are recorded as an expense over the vesting period of the underlying stock options. At the end of each financial reporting period prior to vesting, the value of these options, as calculated using the Black-Scholes option-pricing model, will be re-measured using the fair value of the Company’s common stock and the non-cash compensation recognized during the period will be adjusted accordingly. Since the fair market value of options granted to non-employees is subject to change in the future, the amount of the future compensation expense will include fair value re-measurements until the stock options are fully vested.

Derivative Financial Instruments — During the normal course of business, from time to time, Galena issues warrants and options to vendors as consideration to perform services. It may also issue warrants as part of a debt or equity financing. The Company does not enter into any derivative contracts for speculative purposes.

The Company recognizes all derivatives as assets or liabilities measured at fair value with changes in fair value of derivatives reflected as current period income or loss unless the derivatives qualify for hedge accounting and are accounted for as such. In accordance with FASB ASC Topic 815-40, “Derivatives and Hedging — Contracts in Entity’s Own Stock,” the value of these derivatives is required to be recorded as a liability, as the holders have an option to put the derivatives back to the Company for cash upon the occurrence of certain events set forth in the agreement.

Obligations to Repurchase Shares of Galena’s Equity Securities — In accordance with FASB ASC Topic 480-10, “Distinguishing Liabilities from Equity,” the Company recognizes all obligations to repurchase shares of Galena’s equity securities allocated to the Company that require or may require settlement of the obligation by transferring assets, as liabilities or assets in some circumstances measured at fair value with changes in fair value reflected as current period income or loss and are accounted for as such.

Deferred Revenue — Deferred revenue consists of advance payments received under government grants. The Company will recognize revenue when the obligations under the grants are fulfilled.

Research and Development Expenses — Research and development costs are expensed as incurred. Included in research and development costs are wages, benefits, facilities, supplies, external services, and other operating costs and overhead directly related to the Company’s research and development departments, as well as costs to acquire technology licenses.

Income Taxes — The Company recognizes liabilities or assets for the deferred tax consequences of temporary differences between the tax basis of assets or liabilities and their reported amounts in the financial statements in accordance with FASB ASC 740-10, “Accounting for Income Taxes” (“ASC 740-10”). These temporary differences will result in taxable or deductible amounts in future years when the reported amounts of the assets or liabilities are recovered or settled. ASC 740-10 requires that a valuation allowance be established when management determines that it is more likely than not that all or a portion of a deferred asset will not be realized. RXi evaluates the realizability of its net deferred income tax assets and valuation allowances as necessary, at least on an annual basis. During this evaluation, the Company reviews its forecasts of income in conjunction with other positive and negative evidence surrounding the realizability of its deferred income tax assets to determine if a valuation allowance is required. Adjustments to the valuation allowance will increase or decrease the Company’s income tax provision or benefit. The recognition and measurement of benefits related to the Company’s tax positions requires significant judgment, as uncertainties often exist with respect to new laws, new interpretations of existing laws, and rulings by taxing authorities. Differences between actual results and RXi’s assumptions or changes in the Company’s assumptions in future periods are recorded in the period they become known.

RXi calculated its income taxes under the separate return method and accounted for deferred tax assets and liabilities under the asset and liability method described above.

Concentrations of Credit Risk — Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents. The Company maintains cash balances in several accounts with one bank, which at times are in excess of federally insured limits. The Company’s investment policy requires investment in any debt securities be at least “investment grade” by national ratings services. All of the non-interest bearing cash balances were fully insured at December 31, 2011 due to temporary federal program in effect from December 31, 2010 through December 31 2012. Under the program, there is no limit to the amount of insurance for eligible accounts. Beginning 2013, insurance coverage will revert to $250,000 per depositor at each financial institution, and the non-interest bearing cash balances may again exceed federally insured limits.

Comprehensive Loss — The Company’s comprehensive loss is equal to its net loss for all periods presented.

Parent Company’s Net Deficit — The Parent Company’s Net Deficit of the Predecessor consists of CytRx’s initial investment in Galena and subsequent changes in Galena’s net investment resulting from Galena being an integrated part of CytRx. All disbursements for the Predecessor were made by CytRx.

Non-cash equity adjustments from Parent Company — Non-cash equity adjustments from Parent Company consist of credits for employee and non-employee stock-based awards of Galena stock options, common stock and warrants issued to individuals engaged in RNAi activities, net of charges for the fair value of Galena warrants that were allocated to the RNAi business and accounted for as a cost of equity at the time of issuance.

Net loss per share — The Company accounts for and discloses net loss per common share in accordance with FASB ASC Topic 260 “Earnings per Share.” Basic net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares that would have been outstanding during the period assuming the issuance of common shares for all potential dilutive common shares outstanding.

To determine the shares outstanding for the Company for the periods prior to the distribution of the RXi common shares to the Galena stockholders, Galena’s weighted average number of shares is multiplied by the distribution ratio of one share of RXi common stock for every one share of Galena common stock. Basic loss per share is computed by dividing the Company’s losses by the weighted average number of shares outstanding during the period. When the effects are not anti-dilutive, diluted earnings per share is computed by dividing the Company’s net earnings by the weighted average number of shares outstanding and the impact of all dilutive potential common shares. There were no potential dilutive common shares for all periods presented.

Description of Business and Basis of Presentation	3 Months Ended
Mar. 31, 2012
Description of Business and Basis of Presentation/Summary of Significant Accounting Policies [Abstract]
Description of Business and Basis of Presentation

1. Description of Business and Basis of Presentation

Prior to April 13, 2011, Galena Biopharma, Inc. (“Galena” or the “Parent Company”) (formerly known as RXi Pharmaceuticals Corporation) engaged primarily in conducting discovery research and preclinical development activities based on RNAi, and Galena’s financial statements for periods through April 13, 2011 primarily reflected assets, liabilities and results of operations attributable to Galena’s RNAi-based assets, liabilities and results of operations. On April 13, 2011, Galena broadened its strategic direction by adding the development and commercialization of cancer therapies that utilize peptide-based immunotherapy products, including a main product candidate, NeuVax, for the treatment of various cancers. On September 24, 2011, Galena contributed to RXi Pharmaceuticals Corporation (“RXi,” “Registrant,” or the “Company”), a newly formed subsidiary of Galena, substantially all of Galena’s RNAi-related technologies and assets. The newly formed RXi was incorporated on September 8, 2011 with the issuance of 100 initial shares at a price of $0.01 per share for total consideration of $1.00.

Accordingly, the historical financial information for the three months ended March 31, 2012 and 2011, as well as the cumulative period from inception (January 1, 2003) through March 31, 2012, has been “carved out” of the financial statements of Galena, as our “Predecessor,” for such periods and includes activities through September 23, 2011. Such financial information is limited to Galena’s RNAi-related activities, assets and liabilities only, and excludes activities, assets and liabilities that are attributable to Galena’s cancer therapy activities. The financial information for the cumulative period from inception through March 31, 2012 includes activities through September 23, 2011 and also includes the results of RXi for the period from September 24, 2011 to December 31, 2011. RXi was formed on September 8, 2011 and was not engaged in any activities other than its initial incorporation from September 8, 2011 to September 23, 2011.

The carved-out financial information includes both direct and indirect expenses. The historical direct expenses consist primarily of the various costs for technology license agreements, sponsored research agreements and fees paid to scientific advisors, and employees directly involved in RNAi-related activities. Indirect expenses represent expenses incurred by Galena on behalf of the RNAi business that have been allocated to the RNAi business. The indirect expenses are based upon (1) estimates of the percentage of time spent by individual Galena employees working on RNAi business matters and (2) allocations of various expenses associated with each employee including salary, benefits, rent associated with an employee’s office space, accounting and other general and administrative expenses. The percentage of time spent by individual Galena employees was then multiplied by the allocation of various expenses associated with those employees to develop an allocation of expense per employee and the sum of such allocations for these employees equals the total expense allocable to the RNAi business and reflected in the carved-out financial statements.

Management believes the assumptions underlying the allocations of indirect expenses in the carve-out financial information are reasonable; however, the financial position, results of operations, and cash flows may have been materially different if the RNAi business had operated as a stand-alone entity for the three months ended March 31, 2012.

RXi was formed on September 8, 2011 and was not engaged in any activities other than its initial incorporation from September 8, 2011 to September 23, 2011. The RNAi business operated as a division of Galena prior to September 24, 2011. The balance of $6,203,000 in deficit accumulated since incorporation at March 31, 2012 includes RXi’s net loss of $4,463,000 for the period September 24, 2011 to March 31, 2012 and the Predecessor’s cumulative net loss of $73,466,000 through September 23, 2011 offset by cash and non-cash equity transactions of $71,726,000.

To date, RXi’s principal activities, including that of its Predecessor, have consisted of conducting discovery research and preclinical development activities utilizing the RNAi therapeutic platform, acquiring RNAi technologies and patent rights through exclusive, co-exclusive and non-exclusive licenses, recruiting an RNAi-focused management and scientific/clinical advisory team, capital raising activities and conducting business development activities aimed at establishing research and development partnerships with pharmaceutical and larger biotechnology companies.

The Company and its Predecessor have not generated any revenues since inception nor are any revenues expected for the foreseeable future and as such the Company is considered a development stage company for accounting purposes. The Company expects to incur significant operating losses for the foreseeable future while the Company advances its future product candidates from discovery through preclinical studies and clinical trials and seeks regulatory approval and potential commercialization, even if the Company is collaborating with pharmaceutical and larger biotechnology companies. The Company will need to generate significant revenues to achieve profitability and may never do so.

On September 24, 2011, RXi entered into a contribution agreement with Galena pursuant to which:

•

Galena assigned and contributed to us substantially all of its RNAi-related technologies and assets, which consist primarily of novel RNAi compounds and licenses from Dharmacon, Inc., Northwestern University, the Carnegie Institute of Washington, and the University of Massachusetts Medical School relating to its RNAi technologies, as well as the lease of its Worcester, Massachusetts laboratory facility, fixed assets and other equipment located at the facility and its employment arrangements with certain scientific, corporate and administrative personnel who have become our employees, as well as research grants from the National Institute of Neurological Disorders and Stroke, National Institute of Allergy and Infectious Diseases, and the National Institute of General Medical Sciences of approximately $800,000 that are subject to the approval of the granting institutions, which was received in 2012; and

•

RXi agreed to assume certain recent accrued expenses of the RXi-109 development program and all future obligations under the contributed licenses, employment arrangements and other agreements, and RXi agreed to make future milestone payments to Galena of up to $45 million, consisting of two one-time payments of $15 million and $30 million, respectively, if RXi achieves annual net sales equal to or greater than $500 million and $1 billion, respectively, of any covered products that may be developed with the contributed RNAi technologies.

On September 24, 2011, RXi entered into a securities purchase agreement with Galena, Tang Capital Partners, LP (“TCP”) and RTW Investments, LLC (“RTW”) pursuant to which:

•

TCP and RTW agreed to purchase a total of 9,500 shares of RXi’s Series A Convertible Preferred Stock (the “Series A Preferred Stock”), for an aggregate purchase price of $9,500,000, at the closing of the spin-off transaction (see below) and to lend RXi up to $1,500,000 to fund RXi’s operations prior to the closing, with the outstanding principal and accrued interest on the loan converted into Series A Preferred Stock at the closing, at a conversion price of $1,000 per share, and such conversion applied to the $9,500,000 total investment by TCP and RTW;

•

RXi agreed that the Series A Preferred Stock will be convertible by TCP or RTW at any time into shares of RXi common stock, except to the extent that the holder would own more than 9.999% of the shares of RXi common stock outstanding immediately after giving effect to such conversion. Without regard to this conversion limitation, the shares of the Series A Preferred Stock to be held by TCP and RTW would be convertible into shares of RXi common stock representing approximately 83% of the fully-diluted shares of RXi common stock;

•	Galena contributed $1.5 million of cash to RXi;

•	Galena agreed to distribute to its stockholders 8% of the fully diluted shares of common stock of RXi that will be outstanding immediately upon the completion of the spin-off transaction; and

•

RXi agreed to reimburse, upon completion of the spin-off transaction, Galena for up to a total of $300,000, and TCP and RTW for a total of up to $100,000, of transaction costs relating to the contribution agreement with Galena, the securities purchase agreement summarized above and the transactions contemplated by those agreements.

As of April 27, 2012, the date of completion of RXi’s spin-off from Galena, TCP and RTW had advanced $1,000,000 to RXi under the bridge loan arrangement. As of March 31, 2012, the Company had received $1,000,000 of the bridge loan from TCP and RTW and is classified as long-term on the balance sheet, as the amount was subsequently converted into preferred stock. On April 27, 2012, the Company issued 9,500 of Series A Preferred Stock to TCP and RTW upon the conversion of the $1,026,736 principal and accrued interest under the bridge notes and the receipt of the remaining $8,473,624 from TCP and RTW, as provided for in the securities purchase agreement. At the closing of the spin-off transaction, RXi reimbursed Galena and TCP $300,000 and $100,000, respectively, for transaction related expenses. The Company believes that the cash received from the securities purchase agreement should be sufficient to fund RXi’s operations into the second quarter of 2013. In the future, RXi will be dependent on obtaining funding from third parties, such as proceeds from the sale of equity, funded research and development programs and payments under partnership and collaborative agreements, in order to maintain RXi’s operations and meet RXi’s obligations to licensors. There is no guarantee that debt, additional equity or other funding will be available to the Company on acceptable terms, or at all. If the Company fails to obtain additional funding when needed, RXi would be forced to scale back, or terminate the Company operations or to seek to merge with or to be acquired by another company.

As part of the transactions contemplated by the contribution and securities purchase agreements, on September 24, 2011, RXi entered into an agreement with Advirna, LLC (“Advirna”), a company affiliated with the Company’s former Senior Vice President and Chief Scientific Officer, pursuant to which:

•

Advirna assigned to RXi its existing patent and technology rights related to sd-rxRNA technology in exchange for RXi’s agreement to pay Advirna an annual $100,000 maintenance fee and a one-time $350,000 milestone payment upon the future issuance of the first patent with valid claims covering the assigned patent and technology rights;

•	RXi will also be required to pay a 1% royalty to Advirna for any licensing revenue received by RXi with respect to future licensing of the assigned Advirna patent and technology rights;

•	RXi has granted back to Advirna a license under the assigned patent and technology for fields of use outside the fields of human therapeutics and diagnostics; and

•

RXi issued to Advirna, upon the completion of the spin-off transaction, shares of RXi’s common stock equal to approximately 5% of the fully diluted shares of RXi common stock assuming the conversion in full of all outstanding Series A Preferred Stock.

On September 24, 2011, RXi entered into employment agreements with Anastasia Khvorova, Ph.D., and Pamela Pavco, Ph.D., pursuant to which:

•	Dr. Khvorova served until April 27, 2012 as RXi’s Senior Vice President and Chief Scientific Officer; and

•

Dr. Pavco serves as RXi’s Senior Vice President of Pharmaceutical Development and is entitled to a grant of stock options to purchase 2% of RXi’s fully-diluted shares of common stock immediately after the spin-off transaction, at an exercise price per share to be determined based on the fair value of RXi common stock at the date of grant.

Basis of Presentation

For the period from January 1, 2003 (date of inception) to December 31, 2006, the Predecessor financial information consists of various transactions of CytRx Corporation (“CytRx”), which were identified as direct expenses related to RNAi therapeutics and disaggregated (“carved out”) from CytRx’s financial statements. In addition, various indirect costs related to RNAi therapeutics (mainly senior management and accounting) were estimated and included as part of the Predecessor carved-out financial information. For the period from April 3, 2006 (date of incorporation of Galena) through December 31, 2007, Galena was operating as a subsidiary of CytRx. CytRx is the former parent of Galena. Galena was formed by CytRx and four prominent RNAi researchers to pursue the development of proprietary therapeutics based on RNAi for the treatment of human diseases. The financial information for the period from April 3, 2006 (date of incorporation of Galena) to March 31, 2012 was compiled from Galena’s books and records through September 23, 2011, and includes an allocation in 2007 of indirect costs from CytRx for overhead and general administrative costs provided through December 31, 2007 (that have been allocated based upon estimates developed by CytRx’s management and include corporate salaries, benefits, accounting, rent and other general and administrative expenses). There are no Predecessor financial statements for the period from April 3, 2006 (date of incorporation of Galena) to December 31, 2006 as there was no activity. In addition, the cumulative period from inception (January 1, 2003) through March 31, 2012 includes the results of RXi, the registrant, for the period from September 24, 2011 to March 31, 2012. RXi was formed on September 8, 2011 and was not engaged in any activities other than its initial incorporation from September 8, 2011 to September 23, 2011. RXi’s net loss for the period September 24, 2011 to March 31, 2012, included in the financial information for the cumulative period ended March 31, 2012, was $4,463,000.

In January 2012, the Company amended its certificate of incorporation to increase its authorized common shares from 1,000 shares to 1,500,000,000 shares and to provide for the authorization of 10,000,000 shares of preferred stock. On April 26, 2012, the Board of Directors declared a 1,004,397.41 for 1 split in the form of a stock dividend of the Company’s common stock resulting in the distribution on April 26, 2012 of 100,439,841 additional shares to Galena, the Company’s sole stockholder on the record date for the distribution. Contemporaneously, Galena distributed 66,959,894 shares of RXi common stock to its shareholders. Amounts per share and the number of common and preferred shares in the accompanying financial statements have been adjusted to give retroactive effect to the stock split and amount of authorized shares for all periods presented.

Uses of estimates in preparation of financial statements

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Net loss per share

The Company accounts for and discloses net loss per common share in accordance with FASB ASC Topic 260 “Earnings per Share.” Basic net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares that would have been outstanding during the period assuming the issuance of common shares for all potential dilutive common shares outstanding.

To determine the shares outstanding for the Company for the periods prior to the distribution of the RXi common shares to the Galena stockholders, Galena’s weighted average number of shares is multiplied by the distribution ratio of one share of RXi common stock for every one share of Galena common stock. Basic loss per share is computed by dividing the Company’s losses by the weighted average number of shares outstanding during the period. When the effects are not anti-dilutive, diluted earnings per share is computed by dividing the Company’s net earnings by the weighted average number of shares outstanding and the impact of all dilutive potential common shares. There were no potential dilutive common shares for all periods presented.

Comprehensive Loss

The Company’s net loss is equal to its comprehensive loss for all periods presented.

Recent Accounting Pronouncements	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements

2. Recent Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Updated (“ASU”) 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, a new accounting standard that clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This new standard is effective on a prospective basis for annual and interim reporting periods beginning on or after December 15, 2011. The adoption of this new standard did not have a material impact on the Company’s financial statements.

Recently Issued Accounting Pronouncements

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, a new accounting standard that eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity, requires the consecutive presentation of the statement of net income and other comprehensive income and requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments in this new standard do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. This new standard is required to be applied retrospectively and is effective for fiscal years and interim periods within those years beginning after December 15, 2011. The adoption of this standard did not impact the Company’s financial statements as the Company’s comprehensive loss is equal to the net loss for all periods presented.

3. Recent Accounting Pronouncements

Recently Issued Accounting Pronouncements

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, a new accounting standard that clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This new standard is effective on a prospective basis for annual and interim reporting periods beginning on or after December 15, 2011. The Company does not expect that the adoption of this new standard will have a material impact on its financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, a new accounting standard that eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity, requires the consecutive presentation of the statement of net income and other comprehensive income and requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments in this new standard do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. This new standard is required to be applied retrospectively and is effective for fiscal years and interim periods within those years beginning after December 15, 2011. As this new standard only requires enhanced disclosure, the adoption of this standard will not impact the Company’s financial statements.

Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

3. Fair Value Measurements

The Company follows the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, “Fair Value Measurements and Disclosures.”

The Company’s financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and are re-measured and reported at fair value at least annually using a fair value hierarchy that is broken down into three levels. Level inputs are as defined as follows:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — other significant observable inputs for the assets or liabilities through corroboration with market data at the measurement date.

Level 3 — significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

The Company categorized its cash equivalents as Level 1 hierarchy. The valuation for Level 1 was determined based on a “market approach” using quoted prices in active markets for identical assets. Valuations of these assets do not require a significant degree of judgment.

Description	March 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Cash equivalents	$53	$53	$—	$—

Total assets	$53	$53	$—	$—

Description	December 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Cash equivalents	$53	$53	$—	$—

Total assets	$53	$53	$—	$—

Fair Value of Financial Instruments

The carrying amounts reported in the balance sheet for cash equivalents, accounts payable, capital leases, and convertible notes payable approximate their fair values due to their short-term nature and market rates of interest.

4. Fair Value Measurements

In January 2010, the FASB issued ASU 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). The standard amends FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), to require additional disclosures related to transfers in and out of Levels 1 and 2 and for activity in Level 3 and clarifies other existing disclosure requirements. The Company adopted ASU 2010-06 beginning January 1, 2010. This update had no impact on the Company’s financial statements.

The Company’s financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and are re-measured and reported at fair value at least annually using a fair value hierarchy that is broken down into three levels. Level inputs are as defined as follows:

Level 1 — quoted prices in active markets for identical assets or liabilities;

Level 2 — other significant observable inputs for the assets or liabilities through corroboration with market data at the measurement date;

Level 3 — significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

The Company categorized its cash equivalents as Level 1 hierarchy. The valuation for Level 1 was determined based on a “market approach” using quoted prices in active markets for identical assets. Valuations of these assets do not require a significant degree of judgment. The Company categorized its derivatives potentially settleable in cash, which were issued by Galena and allocated to the Company, as a Level 2 hierarchy. The derivatives are measured at market value of Galena’s stock on a recurring basis using the fixed monetary amount of each derivative that would be received by Galena under the conditions specified in the stock redemption agreement and are being marked to market each quarter-end until they are completely settled. The derivatives are valued using the Black-Scholes method, using assumptions consistent with our application of ASC 718.

Description	December 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Cash equivalents	$53	$53	$—	$—

Total assets	$53	$53	$—	$—

Description	December 31, 2010	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Cash equivalents	$6,891	$6,891	$—	$—

Total assets	$6,891	$6,891	$—	$—

Allocated derivative liabilities to Company for:
Parent Company derivatives potentially settleable in cash	$3,138	$—	$3,138	$—

Total liabilities	$3,138	$—	$3,138	$—

Capital Lease Obligations	12 Months Ended
Dec. 31, 2011
Capital Lease Obligations [Abstract]
Capital Lease Obligations

5. Capital Lease Obligations

The Company acquires equipment under capital leases, which is included in equipment and furnishings in the balance sheet. The cost and accumulated amortization of capitalized leased equipment was approximately $236,000 and $93,000 at December 31, 2011, respectively, and $196,000 and $56,000 at December 31, 2010, respectively. Amortization expense for capitalized leased equipment was approximately $53,000 and $39,000 for the years ended December 31, 2011 and 2010, respectively. During the years ended December 31, 2011 and 2010, the interest expense on these capital leases was negligible. Future minimum lease payments under the capital leases are $29,000 and $5,000 for the years ending December 31, 2012 and 2013, respectively.

Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

6. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following (in thousands):

	December 31,
	2011	2010
Professional fees	$142	$313
Research and development costs	93	60
Payroll related costs	309	740

Total accrued expenses and other current liabilities	$544	$1,113

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies

7. Commitments and Contingencies

The Company acquires assets still in development and enters into research and development arrangements with third parties that often require milestone and royalty payments based on the progress of the asset through development stages. Milestone payments may be required, for example, upon approval of the product for marketing by a regulatory agency. In certain agreements, the Company is required to make royalty payments based upon a percentage of the sales. Because of the contingent nature of these payments, they are not included in the table of contractual obligations shown below (see also Note 11).

These arrangements may be material individually, and in the unlikely event that milestones for multiple products covered by these arrangements were reached in the same period, the aggregate charge to expense could be material to the results of operations. In addition, these arrangements often give the Company the discretion to unilaterally terminate development of the product, which would allow the Company to avoid making the contingent payments; however, the Company is unlikely to cease development if the compound successfully achieves clinical testing objectives. The Company’s contractual obligations that will require future cash payments as of December 31, 2011 are as follows (in thousands):

	Operating Leases(1)	Non-Cancelable Employment Agreements(2)	Subtotal	Cancelable License Agreements(3)	Total

2012	$98	$628	$726	$153	$879
2013	—	—	—	153	153
2014	—	—	—	138	138
2015	—	—	—	138	138
2016	—	—	—	138	138
2017 and Thereafter	—	—	—	1,273	1,273

Total	$98	$628	$726	$1,993	$2,719

(1)	Operating leases are primarily facility and equipment related obligations with third party vendors. Operating lease expenses during the years ended December 31, 2011 and 2010 were approximately $220,000 and $274,000, respectively.
(2)	Employment agreement obligations include management contracts, as well as scientific advisory board member compensation agreements. Certain agreements, which have been revised from time to time, provide for minimum salary levels, adjusted annually at the discretion of the Board of Directors, as well as for minimum bonuses that are payable.
(3)	License agreements generally relate to the Company’s obligations associated with RNAi. The Company continually assesses the progress of its licensed technology and the progress of its research and development efforts as it relates to its licensed technology and may terminate with notice to the licensor at any time. In the event these licenses are terminated, no amounts will be due.

The Company applies the disclosure provisions FASB ASC Topic 460 (“ASC 460”), “Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others”, to its agreements that contain guarantee or indemnification clauses. The Company provides (i) indemnifications of varying scope and size to certain investors and other parties for certain losses suffered or incurred by the indemnified party in connection with various types of third-party claims and (ii) indemnifications of varying scope and size to officers and directors against third party claims arising from the services they provide to us. These indemnifications give rise only to the disclosure provisions of ASC 460. To date, the Company has not incurred costs as a result of these obligations and does not expect to incur material costs in the future. Accordingly, the Company has not accrued any liabilities in its financial statements related to these indemnifications.

Stockholder's Equity	12 Months Ended
Dec. 31, 2011
Stockholder's Equity [Abstract]
Stockholder's Equity

8. Stockholder’s Equity

2009 Registered Direct Offering — On March 17, 2009, Galena entered into a placement agency agreement, which was subsequently amended on May 26, 2009 and July 22, 2009, with Rodman & Renshaw, LLC (“Rodman”) as the exclusive placement agent, relating to a proposed offering by Galena of new securities to potential investors. On July 30, 2009, Galena entered into definitive agreements for the sale and issuance by Galena to certain investors of 2,385,715 units, with each unit consisting of one share of Galena’s common stock and a warrant to purchase 0.40 of a share of common stock, at a purchase price of $3.50 per unit (the “2009 Offering”). The 2009 Offering closed on August 4, 2009. The warrants have an exercise price of $4.50 per share and are exercisable for a period beginning on February 3, 2010 until their expiration on August 3, 2014. Galena raised gross proceeds of approximately $8,350,000 in the 2009 Offering and net cash proceeds, after deducting the placement agents’ fees and other offering expenses payable by Galena, of approximately $7.7 million. In connection with the transaction, Galena issued a warrant to purchase a total of 954,285 shares of common stock.

As part of the placement agency agreement, Galena issued a warrant to purchase 23,857 shares of Galena’s common stock to Rodman. The warrant has an exercise price of $4.38 per share. The warrant is immediately vested and is exercisable until its expiration on August 3, 2014.

The Company follows the guidance of ASC Topic 815-40, as certain warrants issued in connection with the stock offering on August 4, 2009 were determined not to be indexed to Galena’s common stock as they are potentially settleable in cash. The fair value of the warrants at the dates of issuance totaling $2,863,000 was recorded as a derivative liability and was determined by the Black-Scholes option pricing model. Due to the fact that Galena has limited trading history, Galena’s expected stock volatility assumption is based on a combination of implied volatilities of similar entities whose share or option prices are publically traded. Galena used a weighted average expected stock volatility of 122.69%. The expected life assumption is based on the contract term of five years. The dividend yield of zero is based on the fact that Galena has no present intention to pay cash dividends in the future. The risk free rate of 1.72% used for the warrant is equal to the zero coupon rate in effect at the time of the grant.

The decrease in the fair value of the warrants from the date of issuance to September 24, 2011 is $2,586,000, of which $1,666,000 has been included in other income (expense) in the accompanying statements of expenses for the year ended December 31, 2011. The fair value of these warrants at September 24, 2011 of $277,000 was reclassified to divisional deficit immediately prior to the recapitalization of the Company, as the Company was effectively released of any liability or obligation to settle the warrants pursuant to the contribution agreement with Galena entered into on this date. The fair value of the warrants was determined by the Black-Scholes option pricing model. Due to the fact that Galena has limited trading history, Galena’s expected stock volatility assumption is based on a combination of implied volatilities of similar entities whose shares or options are publicly traded. Galena used a weighted average expected stock volatility of 98.87%. The expected life assumption is based on the remaining contract term of 2.8 years. The dividend yield of zero is based on the fact that Galena has no present intention to pay cash dividends. The risk free rate of 0.37% used for the warrants is equal to the zero coupon rate in effect on the date of the re-measurement. All changes related to the value of these warrants have been allocated entirely to the Company.

2010 Registered Direct Offering — On March 22, 2010, Galena entered into a placement agency agreement relating to a proposed offering by Galena of new securities to potential investors. On March 23, 2010, Galena entered into definitive agreements for the sale and issuance by Galena to certain investors of 2,700,000 units, with each unit consisting of one share of Galena’s common stock and a warrant to purchase 0.20 of a share of Galena’s common stock, at a purchase price of $6.00 per unit (the “2010 Offering”). The 2010 Offering closed on March 26, 2010. Galena issued warrants to purchase 540,000 shares of Galena’s common stock at an exercise price of $6.00 per share, which are exercisable beginning on September 26, 2010, until their expiration on March 26, 2016. Galena raised gross proceeds of approximately $16.2 million in the 2010 Offering and net cash proceeds, after deducting the placement agent fees and other offering expenses payable by Galena, of approximately $15.2 million.

As part of the 2010 Offering, Galena entered in a stock redemption agreement whereby Galena was required to use 25% of the net proceeds from the 2010 Offering to repurchase 675,000 shares of Galena’s common stock held by CytRx Shares of common stock that are mandatorily redeemable upon the exercise of warrants issued in the 2010 Offering, under the stock redemption agreement, were determined to embody an obligation that may require Galena to settle the obligation by transferring assets, and, as such, shall be classified as a liability. The fair value of the common stock potentially redeemable under the stock redemption agreement totaling $785,000 was recorded as a derivative liability was determined using the fixed monetary amount of each warrant multiplied by assumptions regarding the number and timing of warrants to be exercised. On December 29, 2010, CytRx sold all of their shares held in Galena, thus reducing the potential redemption liability to zero as December 31, 2010. The Company recorded a gain of $785,000 as other income as a result of this settlement.

Certain warrants issued in connection with the 2010 Offering were determined not to be indexed to Galena’s common stock as they are potentially settleable in cash. The fair value of the warrants at the dates of issuance totaling $2,466,000 was recorded as a derivative liability and a cost of equity and was determined by the Black-Scholes option pricing model. Due to the fact that Galena has limited trading history, Galena’s expected stock volatility assumption is based on a combination of implied volatilities of similar entities whose share or option prices are publicly traded. Galena used a weighted average expected stock volatility of 119.49%. The expected life assumption is based on the contract term of 6.5 years. The dividend yield of zero is based on the fact that Galena has no present intention to pay cash dividends. The risk free rate of 3.22% used for the warrant is equal to the zero coupon rate in effect at the time of the grant.

The decrease in the fair value of the warrants from date of issuance to September 24, 2011 is $2,152,000, of which $881,000 has been included in other income (expense) in the accompanying statements of expenses for the year ended December 31, 2011. The fair value of these warrants of $314,000 at September 24, 2011 was reclassified to divisional deficit immediately prior to the recapitalization of the Company, as the Company was effectively released of any liability or obligation to settle the warrants pursuant to the contribution agreement with Galena entered into on this date. The fair value of the warrants was determined by the Black-Scholes option pricing model. Due to the fact that Galena has limited trading history, Galena’s expected stock volatility assumption is based on a combination of implied volatilities of similar entities whose shares or options are publicly traded. Galena used a weighted average expected stock volatility of 98.87%. The expected life assumption is based on the remaining contract term of 5.0 years. The dividend yield of zero is based on the fact that Galena has no present intention to pay cash dividends. The risk free rate of 0.89% used for the warrants is equal to the zero coupon rate in effect on the date of the re-measurement. All changes related to the value of these warrants have been allocated entirely to the Company.

2011 Offerings — On March 4, 2011, Galena closed an underwritten public offering of 6,000,000 units at a price to the public of $1.35 per unit for gross proceeds of $8.1 million (the “March 2011 Offering”). The offering provided approximately $7.3 million to Galena after deducting the underwriting discounts and commissions and offering expenses. Each unit consists of (i) one share of common stock, (ii) a thirteen-month warrant to purchase 0.50 of a share of common stock at an exercise price of $1.70 per share (subject to anti-dilution adjustment) and (iii) a five-year warrant to purchase 0.50 of a share of common stock at an exercise price of $1.87 per share (subject to anti-dilution adjustment). On April 15, 2011, the holders of outstanding warrants issued in the March 2011 Offering to purchase an aggregate of 3,450,000 shares of common stock agreed to exchange such warrants for warrants exercisable for the same number of shares as those being exchanged, but otherwise on the same terms of the warrants sold in Galena’s April 2011 Offering described below. Prior to the exchange, the Company recorded a decrease in fair value of $1,000,000 related to the exchanged warrants. Upon the exchange, the Company recorded a loss of $900,000, which represented the difference between the adjusted fair value of the March 2011 warrants as compared to the fair value of the April 2011 warrants received in the exchange. As a result of a subsequent offering that was completed on April 15, 2011, the exercise price of the remaining 2,550,000 outstanding warrants sold in the March 2011 Offering was reduced to $1.00 per share as a result of the anti-dilution adjustment.

The thirteen-month and five-year warrants issued in connection with the March 2011 Offering were determined not to be indexed to Galena’s common stock as they are potentially settleable in cash. The fair value of the remaining 2,550,000 warrants at the date of issuance totaling $1,790,000 was recorded as a derivative liability and was determined using the Black-Scholes option pricing model. Due to the fact that Galena has limited trading history, Galena’s expected stock volatility assumption is based on a combination of implied volatilities of similar entities whose shares or options are publicly traded. Galena used a weighted average expected stock volatility of 113.25%. The expected life assumption is based on the contract term of 1.08 years used for the thirteen-month warrants and 5 years used for the five-year warrants. The dividend yield of zero is based on the fact that we have no present intention to pay cash dividends. The risk free rate of 0.26% used for the thirteen-month warrants and 2.17% used for the five-year warrants is equal to the zero coupon rate in effect at the time of the grant. In July 2011, 75,000 of the thirteen-month warrants were exercised at $1.00 per common share which resulted in a $34,000 reduction of the derivative liability. In July 2011, 75,000 of the five-year warrants were exercised at $1.00 per common share, which resulted in a $68,000 reduction in the derivative liability. The decrease in the fair value of the warrants from date of issuance to September 24, 2011 of $625,000 has been included in other income (expense) in the accompanying statements of expenses for the year ended December 31, 2011. The fair value of these warrants of $1,165,000 at September 24, 2011 was reclassified to divisional deficit immediately prior to the recapitalization of the Company, as the Company was effectively released of any liability or obligation to settle the warrants pursuant to the contribution agreement with Galena entered into on this date. The fair value of the warrants was determined using the Black-Scholes option pricing model. Due to the fact that Galena has limited trading history, Galena’s expected stock volatility assumption is based on a combination of implied volatilities of similar entities whose shares or options are publicly traded. Galena used a weighted average expected stock volatility of 98.87%. The expected life assumption is based on the remaining contract term of 0.5 years used for the thirteen-month warrants and 4.4 years used for the five-year warrants. The dividend yield of zero is based on the fact that Galena has no present intention to pay cash dividends. The risk free rate of 0.02% used for the thirteen-month warrants and 0.63% used for the five-year warrants is equal to the zero coupon rate in effect on the date of the re-measurement. All changes related to the value of these warrants have been allocated entirely to the Company.

On April 20, 2011, Galena completed an underwritten public offering of 11,950,000 units at a price to the public of $1.00 per unit, for gross proceeds of approximately $12 million (the “April 2011 Offering”). Each unit consisted of one share of common stock and a warrant to purchase one share of common stock at an exercise price of $1.00 per share. The shares of common stock and warrants were immediately separable and no separate units were issued. The warrants are exercisable beginning one year and one day from the date of issuance, but only if Galena’s stockholders approve an increase in the number of authorized shares of common stock of Galena, and expire on the sixth anniversary of the date of issuance. Net proceeds, after underwriting discounts and commissions and other offering expenses, were approximately $10.9 million. In connection with the April Offering, Galena agreed to hold a stockholders meeting no later than July 31, 2011, in order to seek stockholder approval for an amendment to Galena’s Amended and Restated Certificate of Incorporation to increase the authorized number of shares of its common stock. The Board of Directors of Galena subsequently adopted an amendment to increase the authorized shares of common stock to 125,000,000, which was presented to and approved by the stockholders of Galena at the 2011 Annual Meeting of Stockholders held on July 15, 2011.

The warrants issued in connection with the April 2011 Offering, including the warrants issued in exchanged for the March 2011 warrants, were determined not to be indexed to Galena’s common stock as they are potentially settleable in cash. A portion of the liability was allocated to the Company based on the expected use of proceeds at the time the Offering was completed. The fair value of the warrants at the dates of issuance allocated to the Company totaling $6,932,000 was recorded as a derivative liability and was determined using the Black-Scholes option pricing model. Due to the fact that the Company has limited trading history, Galena’s expected stock volatility assumption is based on a combination of implied volatilities of similar entities whose shares or options are publicly traded. Galena used a weighted average expected stock volatility of 99.04%. The expected life assumption is based on the contract term of 7.0 years. The dividend yield of zero is based on the fact that we have no present intention to pay cash dividends. The risk free rate of 2.81% used for the warrants is equal to the zero coupon rate in effect at the time of the grant. The increase in the fair value of the warrants allocated to the Company from date of issuance to September 24, 2011 is $561,000, which has been included in other income (expense) in the accompanying statements of expenses for the year ended December 31, 2011. The fair value of the warrants of $7,493,000 at September 24, 2011 was reclassified to divisional deficit immediately prior to the recapitalization of the Company, as the Company was effectively released of any liability or obligation to settle the warrants pursuant to the contribution agreement with Galena entered into on this date. The fair value of the warrants was determined by the Black-Scholes option pricing model. Due to the fact that Galena has limited trading history, Galena’s expected stock volatility assumption is based on a combination of implied volatilities of similar entities whose shares or options are publicly traded. Galena used a weighted average expected stock volatility of 98.87%. The expected life assumption is based on the remaining contract term of 6.56 years. The dividend yield of zero is based on the fact that Galena has no present intention to pay cash dividends. The risk free rate of 1.35% used for the warrants is equal to the zero coupon rate in effect on the date of the re-measurement. Additionally, in connection with the previously discussed exchange, the Company recorded a loss of approximately $900,000 which accounts for the remaining change in value during the period.

Other Derivatives

On February 1, 2010, Galena issued 250,000 warrants to an investment bank as consideration for investment and business advisory services. The warrants have an exercise $5.66 per share and expire five years from the date of issuance on February 1, 2015. The warrants vested as to 62,500 shares upon issuance, and vested at a rate of 20,833 shares per month starting on the 90 day anniversary of issuance, and are exercisable for a period of five years. All shares were vested at December 31, 2010. Galena has also agreed to give the holder of the warrants unlimited “piggy back” registration rights with respect to the shares of Common Stock underlying the warrants in any registration statement the Galena files in connection with an underwritten offering of the common stock. The fair value of these warrants has been estimated based on the Black-Scholes options pricing model and changes in the fair value until fully vested are recorded in the statement of expenses in accordance with the requirements of ASC Topic 718 and ASC Topic 505-50. Total expense related to these warrants was approximately $700,000 during the year ended December 31, 2010 and has been allocated entirely to the Company.

On February 1, 2011, Galena issued 150,000 warrants to an investment bank as consideration for investment and business advisory services. The warrants have an exercise $2.10 per share and expire five years from the date of issuance on February 1, 2016. The warrants vested as to 37,500 shares upon issuance, and vested at a rate of 12,500 shares per month starting on the 90 day anniversary of issuance, and are exercisable for a period of five years. All shares were vested at December 31, 2011. Galena has also agreed to give the holder of the warrants unlimited “piggy back” registration rights with respect to the shares of Common Stock underlying the warrants in any registration statement the Galena files in connection with an underwritten offering of the common stock. The fair value of these warrants has been estimated based on the Black-Scholes options pricing model and changes in the fair value until fully vested are recorded in the statement of expenses in accordance with the requirements of ASC Topic 718 and ASC Topic 505-50. Total expense related to these warrants was approximately $108,000 during the year ended December 31, 2011, of which $91,000 has been allocated to the Company.

Stock Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock Based Compensation [Abstract]
Stock Based Compensation

4. Stock Based Compensation

The following stock based compensation information relates to stock options issued by Galena. Stock based compensation expense is allocated to the carved out financial statements based on an estimate of time spent by Galena employees, board members, scientific advisory board members, and outside consultants on RXi related matters. The Company and Galena follow the provisions of the FASB ASC Topic 718, “Compensation — Stock Compensation” (“ASC 718”), which requires the measurement and recognition of compensation expense for all stock-based payment awards made to employees and non-employee directors including employee stock options. Stock compensation expense based on the grant date fair value estimated in accordance with the provisions of ASC 718 is recognized as an expense over the requisite service period.

For stock options granted as consideration for services rendered by non-employees, Galena recognizes compensation expense in accordance with the requirements of FASB ASC Topic 505-50, “Equity Based Payments to Non-Employees.”

Non-employee option grants that do not vest immediately upon grant are recorded as an expense over the vesting period of the underlying stock options. At the end of each financial reporting period prior to vesting, the value of these options, as calculated using the Black-Scholes option-pricing model, will be re-measured using the fair value of Galena’s common stock and the non-cash compensation recognized during the period will be adjusted accordingly. Since the fair market value of options granted to nonemployees is subject to change in the future, the amount of the future compensation expense will include fair value re-measurements until the stock options are fully vested.

The Company and Galena are currently using the Black-Scholes option-pricing model to determine the fair value of all its option grants. For option grants issued in the three month period ended March 31, 2012 and 2011, the following assumptions were used:

	For the Three Months ended March 31,
	2012	2011

Weighted average risk-free interest rate	1.01%	2.33%
Weighted average expected volatility	75.96%	112.95%
Weighted average expected lives (years)	5.96	5.76
Weighted average expected dividend yield	0.00%	0.00%

The weighted average fair value of options granted during the three-month period ended March 31, 2012 and 2011 was $0.47 and $1.20 per share, respectively.

Galena’s expected common stock price volatility assumption is based upon the volatility of a basket of comparable companies. The expected life assumptions for employee grants were based upon the simplified method provided for under ASC 718-10. The expected life assumptions for non-employees were based upon the contractual term of the option. The dividend yield assumption of zero is based upon the fact that Galena has never paid cash dividends and presently has no intention of paying cash dividends. The risk-free interest rate used for each grant was also based upon prevailing short-term interest rates. Galena has estimated an annualized forfeiture rate of 15.0% for options granted to its employees, 8.0% for options granted to senior management and no forfeiture rate for the directors. Galena will record additional expense if the actual forfeitures are lower than estimated and will record a recovery of prior expense if the actual forfeiture rates are higher than estimated.

The following table summarizes stock option activity from January 1, 2012 through March 31, 2012:

	Total Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value

Outstanding at January 1, 2012	5,153,387	$3.24	$—
Granted	325,000	0.72	487,500
Exercised	—	—	—
Cancelled	—	—	—

Outstanding at March 31, 2012	5,478,387	3.09	$2,563,394

Options exercisable at March 31, 2012	4,505,142	3.56	$1,750,630

The aggregate intrinsic values of outstanding and exercisable options at March 31, 2012 were calculated based on the closing price of the Galena’s common stock on March 30, 2012 of $2.22 per share less the exercise price of those shares. The aggregate intrinsic values of options exercised were calculated based on the difference, if any, between the exercise price of the underlying awards and the quoted price of the Galena’s common stock on the date of exercise.

On January 23, 2012, the Company’s board of directors and sole stockholder adopted the RXi Pharmaceuticals Corporation 2012 Long Term Incentive Plan (the “2012 Incentive Plan”). Under the 2012 Incentive Plan, the Company may grant incentive stock options, nonqualified stock options, cash awards, stock appreciation rights, restricted and unrestricted stock and stock unit awards and other stock-based awards. As of March 31, 2012, a maximum of 90,000,000 shares of common stock are authorized for issuance and available for future grants under our 2012 Incentive Plan. The Company’s board of directors currently acts as the administrator of the Company’s 2012 Incentive Plan.

The administrator has the power to select participants from among the key employees, directors and consultants of and advisors to the Company, establish the terms, conditions and vesting schedule, if applicable, of each award and to accelerate vesting or exercisability of any award. The administrator may at any time modify or amend the 2012 Incentive Plan or any award made thereunder in any respect, except where a participant’s approval is required by law or where such termination or modification or amendment affects materially and adversely the rights of a participant under a previously granted award and such participant’s consent has not been obtained.

9. Stock-Based Compensation

The following stock based compensation information relates to stock options issued by Galena. Stock based compensation expense is allocated to the carved out financial statements based on an estimate of time spent by Galena employees, board members, scientific advisory board members, and outside consultants on RXi related matters. Galena follows the provisions of the FASB ASC Topic 718, “Compensation — Stock Compensation” (“ASC 718”), which requires the measurement and recognition of compensation expense for all stock-based payment awards made to employees and non-employee directors including employee stock options. Stock compensation expense based on the grant date fair value estimated in accordance with the provisions of ASC 718 is recognized as an expense over the requisite service period.

For stock options granted as consideration for services rendered by non-employees, Galena recognizes compensation expense in accordance with the requirements of FASB ASC Topic 505-50, “Equity Based Payments to Non-Employees.”

Non-employee option grants that do not vest immediately upon grant are recorded as an expense over the vesting period of the underlying stock options. At the end of each financial reporting period prior to vesting, the value of these options, as calculated using the Black-Scholes option-pricing model, will be re-measured using the fair value of Galena’s common stock and the non-cash compensation recognized during the period will be adjusted accordingly. Since the fair market value of options granted to non-employees is subject to change in the future, the amount of the future compensation expense will include fair value re-measurements until the stock options are fully vested.

Galena is currently using the Black-Scholes option-pricing model to determine the fair value of all its option grants. For option grants issued for the years ended December 31, 2011 and 2010, the following assumptions were used:

	Year Ended December 31,
	2011	2010

Weighted-average risk-free interest rate	0.97% - 3.16%	1.88% - 3.28%
Weighted-average expected volatility	98.61% - 113.87%	118.3 - 133.62%
Weighted-average expected lives (years)	4.71 - 6.25	6 - 10
Weighted-average expected dividend yield	0.00%	0.00%

The weighted-average fair value of options granted during the years ended December 31, 2011 and 2010 was $0.98 and $4.31 per share, respectively.

Galena’s expected common stock price volatility assumption is based upon the volatility of a basket of comparable companies. The expected life assumptions for employee grants were based upon the simplified method provided for under ASC 718-10. The expected life assumptions for non-employees were based upon the contractual term of the option. The dividend yield assumption of zero is based upon the fact that Galena has never paid cash dividends and presently has no intention of paying cash dividends in the future. The risk-free interest rate used for each grant was also based upon prevailing short-term interest rates. Galena has estimated an annualized forfeiture rate of 15% for options granted to its employees, 8% for options granted to senior management and no forfeiture rate for the directors. The Company will record additional expense if the actual forfeitures are lower than estimated and will record a recovery of prior expense if the actual forfeiture rates are higher than estimated.

The following table summarizes the activity of Galena’s stock option plan for options allocated to the Company for the period January 1, 2010 to December 31, 2011:

	Stock Options	Weighted Average Exercise Price
Outstanding — January 1, 2010	3,582,339	5.16
Granted	926,768	4.81
Exercised	(53,500)	4.75
Forfeited	(122,471)	4.85

Outstanding — December 31, 2010	4,333,136	5.10
Granted	2,312,750	0.90
Exercised	—	—
Forfeited	(1,492,499)	4.99

Outstanding — December 31, 2011	5,153,387	$3.24

Exercisable — December 31, 2010	3,155,900	$5.22

Exercisable — December 31, 2011	4,286,690	$3.62

The weighted-average remaining contractual life of options outstanding and exercisable at December 31, 2011 was 8.28 years and 7.81 years, respectively. The weighted average remaining contractual life of options outstanding and exercisable at December 31, 2010 was 7.35 years and 7.09 years, respectively.

The aggregate intrinsic value of outstanding options as of December 31, 2011 and 2010 was $0 and $137,000, respectively. The aggregate intrinsic value of exercisable options as of December 31, 2011 and 2010 was $0 and $34,000, respectively. The aggregate intrinsic value is calculated based on the positive difference between the closing fair market value of the Parent Company’s common stock and the exercise price of the underlying options.

The aggregate intrinsic value of options exercised during 2010 was approximately $164,000. No options were exercised during the period ended December 31, 2011.

RXi recorded approximately $2,111,000 and $4,368,000 of stock-based compensation for the years ended December 31, 2011 and 2010, respectively. As of December 31, 2011, there was $398,000 of unrecognized compensation cost related to outstanding options that is expected to be recognized as a component of RXi’s operating expenses through 2014.

On November 4, 2009, as part of a planned succession in leadership, Tod Woolf, Ph.D., resigned as Galena’s President, Chief Executive Officer and a member of Galena’s Board of Directors. According to the Separation Agreement between Dr. Woolf and Galena, Dr. Woolf received in one lump sum payment his full severance equivalent to a six (6) month salary ($187,500), six (6) months acceleration of vesting of all of his outstanding unvested stock options of Galena as of November 4, 2009, and an offer to join the Company’s Scientific Advisory Board (SAB) for 3 years (the “New Position”). In addition, and as part of the Separation Agreement, Galena agreed to extend the exercise period for all of Dr. Woolf’s vested Stock Options as of November 4, 2009, to the later of: (i) a period of two (2) years from his resignation (until November 4, 2011); or (ii) ninety (90) days following the end of the term of the SAB Agreement (February 4, 2013) or such earlier date as the SAB Agreement may be terminated pursuant to the terms of the SAB Agreement provided Dr. Woolf has not violated the non-competition provisions of the SAB Agreement prior to the date of exercise (whether or not the SAB Agreement is still in effect at that time). Notwithstanding any provision of Galena’s 2007 Incentive Plan, the Company also agreed that Dr. Woolf’s previously awarded stock options shall continue to vest during his continuing role in Galena in the New Position. The option modification resulted in an incremental value of the options of approximately $153,000. As of December 31, 2011, there were 21,890 shares subject to future vesting. Total expense for the years ended December 31, 2011 and 2010 was $65,000 and $193,000, respectively.

As of December 31, 2011, an aggregate of 8,750,000 shares of common stock were reserved for issuance under the Galena Biopharma, Inc. 2007 Incentive Plan, including 6,163,137 shares subject to outstanding common stock options granted under this plan and 1,299,717 shares available for future grants. The administrator of the plan determines the times when an option may become exercisable. Vesting periods of options granted to date include vesting upon grant to vesting at the end of a four year period. The options will expire, unless previously exercised, no later than ten years from the grant date. Galena is using unissued shares for all shares issued for options, restricted share awards and ESPP issuances.

Restricted Stock Units — In addition to options to purchase shares of common stock, Galena may grant restricted stock units (“RSUs”) as part of its compensation package. Each RSU is granted at the fair market value based on the date of grant. Vesting is determined on a grant by grant basis.

In March 2011, Galena granted a total of 220,729 RSUs. The RSUs had an aggregate intrinsic value of $256,000. In 2010, Galena granted a total of 43,541. The RSUs granted in 2010 had an aggregate intrinsic value of $112,000. As of December 31, 2011 and 2010, all of the RSUs had vested in full.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

10. Income Taxes

The components of federal and state income tax expense are as follows (in thousands):

	As of December 31,
	2011	2010
Current
Federal	$—	$—
State	—	—

Total current	—	—
Deferred
Federal	(884)	(4,853)
State	(229)	(1,283)

Total deferred	(1,113)	(6,136)
Valuation allowance	1,113	6,136

Total income tax expense	$—	$—

The components of net deferred tax assets are as follows (in thousands):

	As of December 31,
	2011	2010
Net operating loss carryforwards	$986	$13,328
Tax credit carryforwards	—	1,061
Stock based compensation	—	5,864
Other timing differences	127	104
Licensing deduction deferral	—	3,264

Gross deferred tax assets	1,113	23,621
Valuation allowance	(1,113)	(23,621)

Net deferred tax asset	$—	$—

Prior to the incorporation of RXi in September 2011, the deferred tax assets of RXi were carved-out of the financial statements of Galena. Accordingly, the deferred tax assets at December 31, 2010 are not necessarily reflective of the deferred tax assets of RXi after its incorporation. RXi’s deferred tax assets at December 31, 2011 consisted primarily of its net operating loss carryforwards and certain accruals that for tax purposes are not deductible until future payment is made.

The Company incurred net operating losses since inception. At December 31, 2011, RXi had domestic, federal and state net operating loss carryforwards of approximately $2.5 million available to reduce future taxable income expiring in 2021. Net operating loss and research and development tax credit carryforwards generated prior to September 8, 2011 were retained by Galena and not available to RXi. Based on an assessment of all available evidence including, but not limited to the Company’s limited operating history in its core business and lack of profitability, uncertainties of the commercial viability of its technology, the impact of government regulation and healthcare reform initiatives, and other risks normally associated with biotechnology companies, the Company has concluded that it is more likely than not that these net operating loss carry forwards and credits will not be realized and, as a result, a 100% deferred income tax valuation allowance has been recorded against these assets.

The Company adopted certain provisions of the ASC 740, effective January 1, 2007 which clarifies the accounting for uncertainty in income taxes recognized in financial statements and requires the impact of a tax position to be recognized in the financial statements if that position is more likely than not of being sustained by the taxing authority. The adoption of ASC 740-10 did not have any effect on the Company’s financial position or results of operations.

Galena files income tax returns in the U.S. federal, Massachusetts, and Oregon jurisdictions. Galena is subject to tax examinations for the 2007 tax year and beyond. Galena does not believe there will be any material changes in its unrecognized tax positions over the next 12 months. Galena has not incurred any interest or penalties. In the event that Galena is assessed interest or penalties at some point in the future, they will be classified in the financial statements as general and administrative expense.

The operating results of the RXi for the year ended December 31, 2011 will be included in Galena’s tax return for the year ended December 31, 2011. No tax provision has been recorded for RXi for the year ended December 31, 2011 due to both Galena’s and RXi’s loss for the year.

License Agreements	12 Months Ended
Dec. 31, 2011
License Agreements [Abstract]
License Agreements

11. License Agreements

As part of its business, Galena enters into numerous licensing agreements. These license agreements with third parties often require milestone and royalty payments based on the progress of the asset through development stages. Milestone payments may be required, for example, upon approval of the product for marketing by a regulatory agency. In certain agreements, Galena is required to make royalty payments based upon a percentage of net sales.

The expenditures required under these arrangements may be material individually in the event that Galena develops product candidates covered by the intellectual property licensed under any such arrangement, and in the unlikely event that milestones for multiple products covered by these arrangements were reached in the same period, the aggregate charge to expense could be material to the results of operations. In addition, these arrangements often give Galena the discretion to unilaterally terminate development of the product, which would allow Galena to avoid making the contingent payments; however, Galena is unlikely to cease development if the compound successfully achieves clinical testing objectives.

During the year ended December 31, 2007, Galena entered into a license agreement with Cold Spring Harbor Laboratory (“CSHL”) for small hairpin RNA, or “shRNA”, for which Galena paid $50,000 and agreed to make future milestone and royalty payments upon successful development and commercialization of products. Galena also entered into four exclusive license agreements and an invention disclosure agreement with the University of Massachusetts Medical School (“UMMS”) for which the Company paid cash of $453,000 and issued 462,112 shares of its common stock valued at $2.3 million, or $5.00 per share. For each RNAi product developed in connection with the license granted by CSHL, the possible aggregate milestone payments equal $2,650,000. The invention disclosure agreement has an initial term of three years and provides the option to negotiate licenses to certain RNAi technologies discovered at UMMS. During the year ended December 31, 2011, Galena cancelled several of its licenses with UMMS. Upon the signing of the Contribution Agreement on September 24, 2011, one of the remaining UMMS licenses was transferred to RXi and the CSHL license agreement was retained by Galena and not transferred to RXi.

On August 29, 2007, Galena entered into a license agreement with TriLink Biotechnologies, Inc. (“TriLink”) for three RNAi chemistry technologies all for therapeutic RNAi applications, for which Galena paid $100,000 and agreed to pay yearly maintenance fees of $30,000, as well as future clinical milestone payments and royalty payments based on sales of therapeutic products developed from the licensed technologies. There was no expense recorded in 2010 and 2011. Upon the signing of the Contribution Agreement on September 24, 2011, the TriLink license agreement was retained by Galena and not transferred to RXi.

In October 2007, Galena entered into a license agreement with Dharmacon, Inc. (now part of Thermo Fisher Scientific Inc.), pursuant to which Galena obtained an exclusive license to certain RNAi sequences to a number of target genes for the development of Galena’s rxRNA compounds. Further, Galena has obtained the right to license additional RNAi sequences, under the same terms, disclosed by Thermo Fisher Scientific Inc. in its pending patent applications against target genes and has received an option for exclusivity for other siRNA configurations. As consideration for this license, Galena paid an up-front fee of $150,000 and agreed to pay future clinical milestone payments and royalty payments based on sales of siRNA compositions developed in connection with the licensed technology. No amounts were expensed in 2010 and 2011 related to this license.

In November 2007, Galena entered into a license agreement with Life Technologies, Inc., (“Life Technologies”) pursuant to which the Company was granted rights under four patents relating to RNA target sequences, RNA chemical modifications, RNA configurations and/or RNA delivery to cells. As consideration for this license, Galena paid an up-front fee of $250,000 and agreed to pay yearly maintenance fees of the same amount beginning in 2008. Further, Galena is obligated to pay a fee for each additional gene target added to the license as well as a fee on the first and second anniversaries on the date of which consent to add the gene target to the list of those covered by the license was granted. Galena has also been granted, for each gene target, an option to secure preclinical rights and/or the clinical rights, for which RXi would be required to pay additional fees. Further, Galena is required to make future clinical milestone payments and royalty payments based on sales of therapeutic products developed from the licensed technologies. The Company expensed $187,500 and $62,500 for the years ended December 31, 2011 and 2010, respectively, related to this license. Upon the signing of the Contribution Agreement on September 24, 2011, the Life Technologies license agreement was retained by Galena and not transferred to RXi.

On October 3, 2008, Galena acquired co-exclusive rights to technology for the oral delivery of RNAi therapeutics from UMMS. As consideration for this license, Galena agreed to pay a total license fee of $2,500,000 over a 12 month period, which can be paid in cash, in equity or a combination thereof, provided that a specified amount of the license fee must be made in cash. This Agreement was amended on July 1, 2009, allowing Galena to extend the periods for which certain milestone payments are due to UMMS. Payments made in equity may only be made if, at the time of such payment, the shares of common stock issuable upon conversion of the warrant have been registered for resale under the Securities Act of 1933. No warrants have been issued under this agreement. There were no expenses recorded for the years ended December 31, 2011 and 2010. On March 14, 2011, Galena exercised its right to terminate the license by providing written notice to UMMS.

In September, 2009, Galena entered into a Patent and Technology Assignment Agreement with Advirna, LLC (“Advirna”), a Colorado limited liability company co-founded by RXi’s former Chief Scientific Officer. Pursuant to the terms of the agreement, Advirna assigned to Galena certain patent and technology rights related to chemically modified polynucleotides (the “Rights”) and Galena granted to Advirna a fully paid-up license to the Rights in a specified field. During the year ended December 31, 2011, the Company paid and expensed $100,000 annual maintenance fee under this agreement. There was no expense recorded for the year ended December 31, 2010.

As part of the transactions contemplated by the contribution and securities purchase agreements, on September 24, 2011, RXi entered into an agreement with Advirna pursuant to which:

•

Advirna assigned to RXi its existing patent and technology rights related to sd-rxRNA technology in exchange for RXi’s agreement to pay Advirna an annual $100,000 maintenance fee and a one-time $350,000 milestone payment upon the future issuance of the first patent with valid claims covering the assigned patent and technology rights;

•	RXi will also be required to pay a 1% royalty to Advirna for any licensing revenue received by RXi with respect to future licensing of the assigned Advirna patent and technology rights;

•	RXi has granted back to Advirna a license under the assigned patent and technology for fields of use outside the fields of human therapeutics and diagnostics; and

•

RXi issued to Advirna, upon the completion of the spin-off transaction, 41,849,934 shares of RXi’s common stock representing approximately 5% of the fully diluted shares of RXi common stock assuming the conversion in full of all outstanding Series A Preferred Stock.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

12. Related Party Transactions

Galena and Advirna, co-founded by RXi’s former Senior Vice President and Chief Scientific Officer, were parties to an option agreement whereby Galena paid $5,000 in 2008 for consideration to be granted the exclusive worldwide rights to license certain technology and $75,000 for the initial maintenance in 2009 under a Patent and Technology Assignment Agreement with Advirna entered into in September 2009. As part of the transactions contemplated by the contribution and securities purchase agreements, on September 24, 2011, RXi entered into an agreement with Advirna pursuant to which Advirna assigned to RXi its existing patent and technology rights related to sd-rxRNA technology in exchange for RXi’s agreement to pay Advirna an annual maintenance fee and other consideration upon the achievement of certain milestones (see also Note 11).

On February 26, 2007, Galena entered into Scientific Advisory Board Agreements (the “SAB Agreements”), with four of its founders. At the time of the execution of the SAB Agreements, each of the founders were beneficial owners of more than five percent of Galena’s outstanding stock. Pursuant to the SAB Agreements, on May 23, 2007, Galena granted to each of the founders a stock option under the 2007 Plan to purchase 52,832 shares of its common stock. In addition, under the SAB Agreements, Galena will grant each of the founders a stock option under the 2007 Plan to purchase 52,832 shares of its common stock on February 26, 2008, June 5, 2009 and June 4, 2010 with a per share exercise price equal to the closing price of such stock on the public market on the date of grant unless a founder terminates a SAB Agreement without good reason (as defined) or Galena terminates a SAB Agreement with cause (as defined therein) in which case no further option grants will be made to the founder.

All options granted pursuant to the SAB Agreements are fully vested on the date of grant and have a term of ten years. The fair value of stock options granted during 2010 under the SAB Agreement for each founder is approximately $142,000 which was estimated using the Black-Scholes option-pricing model as more fully discussed above under significant accounting policies and the stock based compensation footnote. Included in the Company’s financial statements for the year ended December 31, 2010 is approximately $566,000 of expense related to the granting of these stock options. No options under the SAB agreements were issued during the year ended December 31, 2011.

Additionally, pursuant to a letter agreement between Galena and each founder dated as of April 30, 2007, the “SAB Letters”, in further consideration of the services to be rendered by the founders under the SAB Agreements, Galena granted additional stock options on May 23, 2007 under the 2007 Plan to each of the founders to purchase 26,416 shares of its common stock. Unless a founder terminates a SAB Agreement without good reason (as defined) or the Company terminates a SAB Agreement with cause (as defined therein), the options granted pursuant to the SAB Letters will fully vest from and after April 29, 2012 and will have a term of ten years from the date of grant. At December 31, 2011 and 2010, the fair market value of stock options under the SAB Agreement for each founder is approximately $5,000 and $52,400, respectively, which was estimated using the Black-Scholes option-pricing model as more fully discussed above under the summary of significant accounting policies and the stock based compensation footnote. Included in the Company’s financial statements for the years ended December 31, 2011 and 2010 is approximately $159,000 and $60,000 of income, respectively, related to these stock options.

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

5. Subsequent Events

In accordance with ASC 855-10, Subsequent Events, management has evaluated subsequent events through to the date these financial statements are filed. The Company did not have any material recognizable or unrecognizable subsequent events except as otherwise disclosed below and elsewhere in the notes to the financial statements.

Effective April 27, 2012, the Company entered into a separation agreement with Dr. Khvorova. In the separation agreement, Galena has agreed to pay severance to Dr. Khvorova equal to six months’ salary and to pay the employer’s share of her COBRA premiums for six months following the effective date of her separation. In the separation agreement, Dr. Khvorova agreed to forego the grant of the option to purchase shares of the Company’s common stock that was contemplated by her former employment agreement with the Company.

Effective April 27, 2012, the Company entered into an employment agreement with Dr. Geert Cauwenbergh to serve as the Company’s President and Chief Executive Officer at an annual salary of $360,000. Dr. Cauwenbergh will also be entitled to a grant of stock options to purchase 4% of the outstanding common stock of the Company as of such grant date (calculated on a fully-diluted, as converted basis), at an exercise price per share to be determined based on the fair value of the Company’s common stock on the date of grant. Dr. Cauwenbergh’s employment agreement also provides that during the term of his employment with the Company, he shall serve as a member of the Company’s Board of Directors.

13. Subsequent Events

Effective April 27, 2012, the Company entered into a separation agreement with Dr. Khvorova. In the separation agreement, Galena has agreed to pay severance to Dr. Khvorova equal to six months’ salary and to pay the employer’s share of her COBRA premiums for six months following the effective date of her separation. In the separation agreement, Dr. Khvorova agreed to forego the grant of the option to purchase shares of the Company’s common stock that was contemplated by her former employment agreement with the Company.

Effective April 27, 2012, the Company entered into an employment agreement with Dr. Geert Cauwenbergh to serve as the Company’s President and Chief Executive Officer at an annual salary of $360,000. Dr. Cauwenbergh will also be entitled to a grant of stock options to purchase 4% of the outstanding common stock of the Company as of such grant date (calculated on a fully-diluted, as converted basis), at an exercise price per share to be determined based on the fair value of the Company’s common stock on the date of grant. Dr. Cauwenbergh’s employment agreement also provides that during the term of his employment with the Company, he shall serve as a member of the Company’s Board of Directors.